                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                         1220 19th Street NW, Suite 600
                              Washington, DC 20036
                                 (202) 822-9611

                               September 24, 2007

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     RE:  Delaware  Group  Adviser  Funds  (1940  Act  File  No.:  811-07972)  -
          Reorganization  of  Delaware  Large  Cap  Growth  Fund  With  and Into
          Delaware U.S. Growth Fund

Dear Sir or Madam:

     Attached for filing,  pursuant to the  Securities  Act of 1933,  as amended
(the  "Securities  Act"),  is  a  registration   statement  on  Form  N-14  (the
"Registration   Statement")   of  the   Delaware   Group   Adviser   Funds  (the
"Registrant"). The Registration Statement is being filed to register Class A, B,
C, and  Institutional  shares of  beneficial  interest,  without  par value,  of
Delaware U.S. Growth Fund (the "U.S.  Fund"),  a series of the Registrant,  that will be issued to the shareholders of Delaware Large Cap Growth Fund (the "Large
Cap Fund"),  a series of Delaware Group Equity Funds IV, in connection  with the transfer  of  substantially  all of the assets of the Large Cap Fund to the U.S.
Fund in  exchange  for Class A, B, C, and  Institutional  shares  of  beneficial interest of the U.S. Fund,  pursuant to an Agreement and Plan of  Reorganization that will be voted on by  shareholders  of the  Large  Cap Fund at a meeting  of shareholders that is currently scheduled to be held on January 25, 2008.

     The  following  documents  have been  filed  with the U.S.  Securities  and
Exchange  Commission  via EDGAR,  and are  incorporated  by  reference  into the
Registration Statement:  (i) Prospectuses of the U.S. Fund--Class A, B, C, R and
Institutional, dated February 28, 2007, as supplemented to date; (ii) Statements of Additional  Information of the U.S. Fund--Class A, B, C, R and Institutional,
dated  February 28, 2007, as  supplemented  to date;  (iii) Annual Report of the
U.S. Fund for the fiscal year ended October 31, 2006; (iv) the Semiannual Report of the U.S.  Fund for the period ended April 30, 2007;  (v) the Annual Report of the Large Cap Fund for the fiscal year ended  September  30, 2006;  and (vi) the
Semiannual Report of the Large Cap Fund for the period ended March 31, 2007.

     In accordance  with Rule 488 under the  Securities  Act, it is  anticipated that the Registration  Statement will automatically  become effective on October
24, 2007.

     The U.S. Fund has  registered an  indefinite  number of shares  pursuant to
Rule 24f-2 under the  Securities  Act.  Therefore,  no filing fee is due at this time.

     If you have any questions or comments regarding this filing, please call me at (202) 419-8417 or Kristin H. Ives at (215) 564-8037.

                                        Very truly yours,

                                        /s/ Prufesh R. Modhera
                                        Prufesh R. Modhera

cc:      Mimi P. Wang
         Kristin H. Ives
         Bruce G. Leto